Acquisition of Lima One Holdings, LLC - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 01, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Business Combination, Separately Recognized Transactions [Line Items]
Gain on investment in lima one common equity			$ 38,933	$ 0	$ 0
Outstanding preferred equity repaid at acquisition			22,030	0	$ 0
Goodwill			61,076	$ 0
Lima One
Business Combination, Separately Recognized Transactions [Line Items]
Percentage acquired	57.00%
Cash	$ 57,255
Ownership percentage	100.00%
Prior ownership percentage						43.00%
Comment equity interest, book value		$ 5,600
Impairment (reversal) on investment		$ 21,000
Gain on investment in lima one common equity	$ 38,900
Consideration allocated	101,720
Outstanding preferred equity repaid at acquisition	47,400
Gain to reflect reversal of impairment	5,000
Acquisition related costs			428
Goodwill	61,076		61,100
Finite-lived intangible assets	28,000
Lima One | Net Interest Income and Other Revenue
Business Combination, Separately Recognized Transactions [Line Items]
Subsidiary net Interest income and other revenue			51,500
Lima One | Net Income
Business Combination, Separately Recognized Transactions [Line Items]
Subsidiary net Interest income and other revenue			$ 27,400
Lima One | MFA Financial
Business Combination, Separately Recognized Transactions [Line Items]
Outstanding preferred equity repaid at acquisition	22,000
Lima One | RSUs
Business Combination, Separately Recognized Transactions [Line Items]
Cash	$ 4,700